UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 575 Lexington Aveue
         4th Floor
         New York, New York  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang
Title:     Manager
Phone:     212.572.8333

Signature, Place, and Date of Signing:

     Yalem M. Fergang     New York, New York     November 15, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $244,879 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103    30576   650000 SH       SOLE                   650000
ASPECT COMMUNICATIONS CORP     COM              04523Q102     2126   214100 SH       SOLE                   214100
ASSURED GUARANTY LTD           COM              G0585R106     4165   250000 SH       SOLE                   250000
ASTA FDG INC                   COM              046220109     8645   534000 SH       SOLE                   534000
BRITESMILE INC                 COM NEW          110415205     1369   126550 SH       SOLE                   126550
CONSECO INC                    COM NEW          208464883    11721   663700 SH       SOLE                   663700
CSK AUTO CORP                  COM              125965103     2331   175000 SH       SOLE                   175000
DANIELSON HLDG CORP            COM              236274106     8849  1453000 SH       SOLE                  1453000
ECHELON CORP                   COM              27874N105      765    97100 SH       SOLE                    97100
EDUCATION LENDING GROUP INC    COM              28140A109     6024   407600 SH       SOLE                   407600
EL PASO ELEC CO                COM NEW          283677854    10044   625000 SH       SOLE                   625000
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    10737    86000 SH       SOLE                    86000
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107     8580   600000 SH       SOLE                   600000
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106    16380  1200000 SH       SOLE                  1200000
GRAFTECH INTL LTD              COM              384313102     7547   541000 SH       SOLE                   541000
HAYES LEMMERZ INTL INC         COM NEW          420781304     3650   359300 SH       SOLE                   359300
HEAD N V                       NY REGISTRY SH   422070102     1710   600000 SH       SOLE                   600000
LOEWS CORP                     COM              540424108    16673   285000 SH       SOLE                   285000
LUMINENT MTG CAP INC           COM              550278303     6340   500000 SH       SOLE                   500000
MCI INC                        COM              552691107    12563   750000 SH       SOLE                   750000
PEP BOYS MANNY MOE & JACK      COM              713278109     4550   325000 SH       SOLE                   325000
PXRE GROUP LTD                 COM              G73018106    12410   530100 SH       SOLE                   530100
RYERSON TULL INC NEW           COM              78375P107     9564   557000 SH       SOLE                   557000
SCOTTISH RE GROUP LTD          ORD              G7885T104    13231   625000 SH       SOLE                   625000
MADDEN STEVEN LTD              COM              556269108     5371   304300 SH       SOLE                   304300
TASER INTL INC                 COM              87651B104    12091   322000 SH       SOLE                   322000
VALUEVISION MEDIA INC          CL A             92047K107     4352   325000 SH       SOLE                   325000
WASHINGTON MUT INC             COM              939322103    12115   310000 SH       SOLE                   310000
WPT ENTERPRISES INC            COM              98211W108      400    40000 SH       SOLE                    40000